Equity Incentive Plans - Stock Options Summary (Details) - Common stock options	12 Months Ended
Dec. 31, 2022 $ / shares shares
Minimum
Equity Incentive Plans
Exercise prices of options granted through the end of the year (in dollars per share)	$ 0.20
Maximum
Equity Incentive Plans
Exercise prices of options granted through the end of the year (in dollars per share)	$ 430.00
1997 Plan and 2008 Plan
Equity Incentive Plans
Expiration period	10 years
Vesting period	4 years
2014 Incentive Compensation Plan
Equity Incentive Plans
Shares available for grant | shares	314,398